MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
MATERIAL ACCOUNTING POLICIES
Financial assets measured at fair value
Financial assets	Classification
Cash	Amortized cost
Marketable securities	FVTOCI
Restricted cash	Amortized cost
Amounts receivable and other assets	Amortized cost

Financial Liabilities	Classification
Accounts payable and accrued liabilities	Amortized cost
Balance due to related parties	Amortized cost
Director’s loan	Amortized cost